COMMITMENTS AND CONTINGENCIES - summary of the Companies annual commitments under certain guaranteed agreements (Details) - Purchase Or Guarantee Agreements [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Registration Payment Arrangement [Line Items]
Purchase Obligation, to be Paid, Year One	$ 809,009
Purchase Obligation, to be Paid, Year Two and Three	929,240
Purchase Obligation, to be Paid, Year Four and Five	878,413
Purchase Obligation, to be Paid, after Year Five	356,686
Purchase Obligation, Total	$ 2,973,348